Other Current Liabilities - Allowance for sales discounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Current Liabilities
Balance at beginning of year	$ 494	$ 1,203	$ 1,536
Charges to earnings	6,448	1,855	8,720
Amounts utilized	(6,046)	(2,564)	(9,053)
Balance at end of year	$ 896	$ 494	$ 1,203